5. GE Trademark License (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
2016	$ 5,496	$ 6,889
2017	7,359	6,919
2018	7,359	6,919
2019 and Thereafter	87,992	48,590
GE Trademark
2016	1,839,465	2,448,161
2017	2,441,472	2,441,472
2018	2,234,113	2,234,113
2019 and Thereafter	$ 6,515,050	$ 7,123,746